Exhibit 99.65

Loan Number	Annaly Loan ID	Borrower	Property State	As-of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Missing Comments 2 Starting	Missing Comments 2 End	Summary Comment
XXXXXXXX	6000000777	XXX	VA	XXX	XXX	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.